UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
8/31/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.0%)(a)
	Rating(RAT)	Principal amount	Value

California (1.1%)

CA State G.O. Bonds
5 1/4s, 2/1/29	A1	$750,000	$876,630
5s, 11/1/32	A1	750,000	819,218

			1,695,848
Guam (0.7%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	500,000	562,155

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	350,000	360,108

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	250,000	260,735

			1,182,998
Ohio (90.5%)

Akron, G.O. Bonds, AGM, 5s, 12/1/25	Aa3	1,005,000	1,124,937

Akron, Wtr. Wks. Rev. Bonds, NATL, U.S. Govt. Coll., 6s, 12/1/12 (Escrowed to maturity)	Baa2	310,000	314,225

Allen Cnty., Hosp. Fac. Rev. Bonds (Catholic Hlth. Care), Ser. A, 5 1/4s, 6/1/38	AA-	1,000,000	1,103,390

Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth. Care), Ser. B, 0.18s, 10/1/31	VMIG1	585,000	585,000

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie State Energy Campus), Ser. A
AGO, 5 3/4s, 2/15/39	Aa3	1,500,000	1,731,420
5s, 2/15/38	A1	1,500,000	1,623,705

Barberton, City School Dist. G.O. Bonds (School Impt.), 5 1/4s, 12/1/28	AA	1,390,000	1,583,460

Brookfield, Local School Dist. G.O. Bonds (School Fac. Impt.), AGM, 5s, 1/15/26	Aa2	1,000,000	1,118,760

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	2,250,000	1,810,238
5 3/8s, 6/1/24	B3	690,000	596,201

Cincinnati, City School Dist. COP (School Impt.), AGM, 5s, 12/15/28	Aa2	2,500,000	2,785,125

Cleveland, G.O. Bonds, Ser. A
AGO, 5s, 12/1/29	AA	2,000,000	2,188,240
FGIC, NATL, 4 3/4s, 11/15/26	AA	1,790,000	1,928,510

Cleveland, Arpt. Syst. Rev. Bonds, Ser. C, AGM, 5s, 1/1/23	Aa3	1,500,000	1,625,685

Cleveland, Income Tax Rev. Bonds (Bridges & Roadways), Ser. B, AGO, 5s, 10/1/29	AA	1,000,000	1,101,320

Cleveland, Muni. School Dist. G.O. Bonds, AGM, 5s, 12/1/27	Aa2	1,375,000	1,441,866

Cleveland, Pkg. Fac. Rev. Bonds, AGM
5 1/4s, 9/15/22	Aa3	1,630,000	1,928,437
5 1/4s, 9/15/22 (Escrowed to maturity)	Aa3	770,000	1,016,808

Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL, zero %, 11/15/25	A2	3,000,000	1,738,260

Cleveland, State U. Rev. Bonds, 5s, 6/1/37	A1	1,500,000	1,662,435

Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of Fame), 6 3/4s, 3/15/18	B/P	1,015,000	1,019,040

Columbus G.O. Bonds, Ser. A
5s, 2/15/25	Aaa	1,500,000	1,882,335
5s, 7/1/14	Aaa	1,375,000	1,491,119

Columbus, Swr. VRDN, Ser. B, 0.16s, 6/1/32	VMIG1	2,100,000	2,100,000

Cuyahoga Cmnty., College Dist. Rev. Bonds
Ser. C, 5 1/4s, 2/1/29	Aa2	995,000	1,153,334
Ser. D, 5s, 8/1/32	Aa2	750,000	865,155
Ser. C, 5s, 8/1/25	Aa2	1,500,000	1,736,595

Cuyahoga Cnty. G.O. Bonds (Ltd. Tax), Ser. A, 4s, 12/1/17	Aa1	750,000	859,125

Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	825,000	878,889

Elyria, OH City School Dist. G.O. Bonds (Classroom Fac. & School Impt.), SGI, 5s, 12/1/35	A1	500,000	534,020

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A-	590,000	605,800

Field, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AMBAC, 5s, 12/1/22	A-/P	1,170,000	1,217,210

Franklin Cnty., Rev. Bonds (OCLC Online Computer Library Ctr.), 5s, 4/15/13	A	2,610,000	2,665,880

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB	1,100,000	1,224,410

Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering Hlth. Network), 5 1/2s, 4/1/39	A	1,000,000	1,099,200

Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland Cmnty. Urban), Ser. A, NATL, 5s, 6/1/22	A1	1,745,000	1,873,153

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 6 5/8s, 1/1/46	BBB	590,000	656,245

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC
zero %, 12/1/24	A2	3,000,000	1,843,380
zero %, 12/1/22	A2	500,000	339,090

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	1,500,000	1,692,270

Hamilton, City School Dist. G.O. Bonds (School Impt.), AGM, 5s, 12/1/26	Aa3	2,000,000	2,234,260

Huran Cnty., Human Svcs. G.O. Bonds, NATL, 6.55s, 12/1/20	Aa3	1,800,000	2,206,746

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	A3	1,115,000	1,213,421

Lakewood, City School Dist. G.O. Bonds
FGIC, NATL, zero %, 12/1/17	Aa2	1,190,000	1,061,742
AGM, zero %, 12/1/16	Aa2	1,250,000	1,172,825

Lancaster, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5s, 10/1/37	AA	1,000,000	1,140,940

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. H, AGO, 5s, 2/1/29	Aa3	2,000,000	2,168,400

Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 12/1/40	BB	500,000	552,390

Lucas Cnty., Hlth. Care Rev. Bonds (Lutheran Homes), Ser. A, 7s, 11/1/45	BB+	700,000	774,473

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5 1/2s, 8/15/30	A-/F	650,000	711,822

Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med. Ctr.), 5 1/4s, 5/15/17	A2	1,250,000	1,398,575

Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s, 11/1/17	A1	2,535,000	2,587,424

Montgomery Cnty., Rev. Bonds (Catholic Hlth. Initiatives), Ser. D, 6 1/4s, 10/1/33	Aa2	1,000,000	1,212,450

Mount Healthy, City School Dist. G.O. Bonds (School Impt.), AGM, 5 1/4s, 12/1/22	Aa3	1,105,000	1,272,142

Napoleon, City Facs. Construction & Impt. School Dist. G.O. Bonds, 5s, 12/1/36	Aa3	500,000	561,405

OH Hsg. Fin. Agcy. Rev. Bonds
(Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	1,075,000	1,167,321
(Res. Mtge.), Ser. C, GNMA Coll., FNMA Coll., 4.1s, 3/1/15	Aaa	210,000	219,446

OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, FHA Insd., zero %, 1/15/15 (Escrowed to maturity)	AAA/P	10,000	8,666

OH State G.O. Bonds
(Infrastructure Impt.), Ser. A, 5s, 2/1/21	Aa1	1,000,000	1,244,960
(Common Schools), Ser. A, 4s, 9/15/16	Aa1	1,000,000	1,132,450

OH State Rev. Bonds
Ser. A, 5s, 10/1/22	Aa3	3,090,000	3,504,709
(Revitalization), Ser. A, AMBAC, 5s, 4/1/19	Aa3	1,750,000	1,960,140

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	Baa1	1,000,000	1,141,040

OH State Air Quality Dev. Auth. Rev. Bonds
(Buckeye Pwr. Recvy. Zone Fac.), 6s, 12/1/40	A2	1,000,000	1,113,120
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	500,000	587,910

OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	1,000,000	1,262,640
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,107,600
(U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,200,000	1,357,176
(U. of Dayton), 5 1/2s, 12/1/36	A2	1,000,000	1,102,290
(Oberlin College), 5 1/8s, 10/1/24	Aa2	1,500,000	1,561,545

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Summa Hlth. Syst. - 2010), 5 3/4s, 11/15/40	Baa1	1,000,000	1,117,630
(Kenyon College), 5s, 7/1/44	A1	2,000,000	2,144,160
(Xavier U.), 5s, 5/1/40	A3	750,000	811,830
(Cleveland Clinic Hlth.), 5s, 1/1/31	Aa2	1,500,000	1,740,945

OH State Higher Edl. Fac. Comm. VRDN (Cleveland Clinic Foundation), Ser. B-4, 0.17s, 1/1/43	VMIG1	4,590,000	4,590,000

OH State Higher Edl. Fac. Commn. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39 (Prerefunded 1/15/15)	A2	2,000,000	2,298,300
(Oberlin College), 5s, 10/1/33	Aa2	1,000,000	1,032,110

OH State Hsg. Fin. Agcy. Rev. Bonds (Res. Mtge.)
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5.45s, 9/1/33	Aaa	785,000	806,438
Ser. L, GNMA Coll., FNMA Coll., 4 3/4s, 3/1/37	Aaa	440,000	448,039

OH State Poll. Control Rev. Bonds (Standard Oil Co.), 6 3/4s, 12/1/15	A2	1,700,000	1,902,912

OH State U. Rev. Bonds, Ser. A, 5 1/8s, 12/1/31 (Prerefunded 12/1/12)	Aa1	1,000,000	1,011,690

OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds (Loan Fund Wtr. Quality), Ser. B-1, 5s, 12/1/17	Aaa	1,500,000	1,819,830

OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory Put Bonds (11/1/12) (First Energy Generation), Ser. C, 7 1/4s, 11/1/12	Baa3	500,000	505,425

OH U. Gen. Recipients Athens Rev. Bonds
5s, 12/1/42	Aa3	500,000	551,845
NATL, 5s, 12/1/25	Aa3	2,265,000	2,392,270

Penta Career Ctr. COP, 5s, 4/1/20	Aa3	1,500,000	1,719,255

Powell, G.O. Bonds, NATL, FGIC, 5 1/2s, 12/1/25 (Prerefunded 12/1/12)	Aa1	1,500,000	1,518,855

Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A1	2,165,000	2,665,700

River Valley, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AGM, 5 1/4s, 11/1/23	Aa2	300,000	374,550

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	2,250,000	2,473,493

South Western City, School Dist. G.O. Bonds (Franklin & Pickway Cnty.), AGM, 4 3/4s, 12/1/23	Aa2	2,000,000	2,195,780

Steubenville Hosp. Rev. Bonds (Trinity Hlth. Syst.), 5s, 10/1/30	A3	500,000	521,325

Sylvania, City School Dist. G.O. Bonds (School Impt.), AGO, 5s, 12/1/27	Aa2	1,500,000	1,653,765

Tallmadge, City School Dist. G.O. Bonds (School Fac.), AGM, 5s, 12/1/26	AA-	1,410,000	1,529,103

Toledo, G.O. Bonds (Macys), Ser. A, NATL, 6.35s, 12/1/25	A2	1,500,000	1,503,060

Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s, 11/15/12	A/P	660,000	666,917

Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC, 6.2s, 11/15/12	A/P	265,000	266,479

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa3	1,900,000	2,388,585

U. of Cincinnati Rev. Bonds
Ser. F, 5s, 6/1/34	Aa3	1,500,000	1,705,695
Ser. A, 5s, 6/1/31	Aa3	500,000	584,790
Ser. A, 5s, 6/1/30	Aa3	1,000,000	1,175,120

Westerville, G.O. Bonds, AMBAC, 5s, 12/1/26	Aaa	1,320,000	1,504,615

Woodridge, School Dist. G.O. Bonds, AMBAC, 6.8s, 12/1/14	Aa2	1,440,000	1,532,174

Youngstown State U. Rev. Bonds
AGO, 5 1/4s, 12/15/29	Aa3	500,000	566,520
5s, 12/15/25	A1	500,000	566,315

Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, U.S. Govt. Coll.
7 3/8s, 10/1/21 (Escrowed to maturity)	AAA/P	220,000	273,530
7 3/8s, 10/1/20 (Escrowed to maturity)	AAA/P	205,000	254,881
7 3/8s, 10/1/19 (Escrowed to maturity)	AAA/P	185,000	230,014
7 3/8s, 10/1/18 (Escrowed to maturity)	AAA/P	180,000	223,798
7 3/8s, 10/1/17 (Escrowed to maturity)	AAA/P	160,000	198,931
7 3/8s, 10/1/16 (Escrowed to maturity)	AAA/P	155,000	192,715

			145,143,689
Puerto Rico (6.0%)

Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 3/8s, 5/15/33	BBB	475,000	476,064

Cmnwlth. of PR, G.O. Bonds, Ser. A
6s, 7/1/40	Baa1	1,350,000	1,478,480
5 1/4s, 7/1/22	Baa1	1,000,000	1,069,760

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	Baa2	1,000,000	1,057,620

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. ZZ, 5 1/4s, 7/1/26	Baa1	1,000,000	1,090,180

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	Baa1	750,000	839,513
Ser. G, 5s, 7/1/33	Baa1	100,000	100,712
Ser. G, 5s, 7/1/33 (Prerefunded 7/1/13)	Aaa	195,000	202,726

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,000,000	1,000,490

Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	Baa1	1,000,000	1,120,990

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s, 7/1/28	Baa1	500,000	563,025

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/43	Aa3	3,000,000	559,290

			9,558,850
Virgin Islands (0.7%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	300,000	335,445
Ser. A-1, 5s, 10/1/39	Baa2	375,000	388,301
Ser. A, 5s, 10/1/25	Baa2	350,000	386,617

			1,110,363
TOTAL INVESTMENTS

Total investments (cost $146,066,626)(b)			$158,691,748

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2012 through August 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $160,330,811.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $146,015,275, resulting in gross unrealized appreciation and depreciation of $12,891,896 and $215,423, respectively, or net unrealized appreciation of $12,676,473.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local government	27.5%
	Education	15.2
	Healthcare	14.5
	Utilities	11.7
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	12.4%
	NATL	10.8
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$158,691,748	$—

Totals by level	$—	$158,691,748	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 30, 2012